Stockholders' Equity (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expense that will be amortized in 2013	$ 1,109,313	$ 44,748	$ 534,456	$ 1,965,911